1933 Act
                                                                    Rule 497(j)

                                                                      VIA EDGAR


May 4, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Phoenix Life Insurance Company ("PLIC")
         PHL Variable Insurance Company ("PHLVIC")
         Phoenix Life and Annuity Company ("PLAC")
         Registration Statements on Forms N-4 and N-6

------------------------------------------------------------------------ ----------------- ---------------
                              Registrant                                    1933 Act #       1940 Act #
------------------------------------------------------------------------ ----------------- ---------------
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Accumulation Account                                  333-31320        811-03488
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Accumulation Account                                  333-47862        811-03488
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Accumulation Account                                  333-68872        811-03488
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Accumulation Account                                  333-82916        811-03488
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Accumulation Account                                  333-123035       811-03488
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Universal Life Account                                033-06793        811-04721
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Universal Life Account                                033-23251        811-04721
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Universal Life Account                                333-23171        811-04721
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Universal Life Account                                333-86921        811-04721
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life Variable Universal Life Account                                333-119919       811-04721
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-78761        811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-95611        811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-48140        811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-68164        811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-82912        811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHL Variable Accumulation Account                                           333-123040       811-08914
------------------------------------------------------------------------ ----------------- ---------------
PHLVIC Variable Universal Life Account                                      333-76778        811-09065
------------------------------------------------------------------------ ----------------- ---------------
PHLVIC Variable Universal Life Account                                      333-81458        811-09065
------------------------------------------------------------------------ ----------------- ---------------
PHLVIC Variable Universal Life Account                                      333-119916       811-09065
------------------------------------------------------------------------ ----------------- ---------------
Phoenix Life and Annuity Variable Universal Life Account                    333-12989        811-07835
------------------------------------------------------------------------ ----------------- ---------------

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information do not differ from that contained in the Registrant's most recent registration statements amendment filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at 860/403-6625.

Very truly yours,

/s/ Kathleen A. McGah
Kathleen A. McGah
Vice President and Counsel
Phoenix Life Insurance Company